Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Advisor Class, Horizon Active Asset Allocation Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Advisor Class
Trading Symbol	HASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$68.50	1.39%

Expenses Paid, Amount	$ 68.50
Expense Ratio, Percent	1.39%
Net Assets	$ 734,052,957
Holdings Count | shares	86
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%

Institutional Class, Horizon Active Asset Allocation Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	HASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56.22	1.14%

Expenses Paid, Amount	$ 56.22
Expense Ratio, Percent	1.14%
Net Assets	$ 734,052,957
Holdings Count | shares	86
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%

Investor Class, Horizon Active Asset Allocation Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Investor Class
Trading Symbol	AAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$61.15	1.24%

Expenses Paid, Amount	$ 61.15
Expense Ratio, Percent	1.24%
Net Assets	$ 734,052,957
Holdings Count | shares	86
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%

Advisor Class, Horizon Active Risk Assist Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Advisor Class
Trading Symbol	ARAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$65.83	1.34%

Expenses Paid, Amount	$ 65.83
Expense Ratio, Percent	1.34%
Net Assets	$ 1,306,210,969
Holdings Count | shares	94
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%

Institutional Class, Horizon Active Risk Assist Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Institutional Class
Trading Symbol	ACRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$54.06	1.10%

Expenses Paid, Amount	$ 54.06
Expense Ratio, Percent	1.10%
Net Assets	$ 1,306,210,969
Holdings Count | shares	94
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%

Investor Class, Horizon Active Risk Assist Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Investor Class
Trading Symbol	ARANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$58.97	1.20%

Expenses Paid, Amount	$ 58.97
Expense Ratio, Percent	1.20%
Net Assets	$ 1,306,210,969
Holdings Count | shares	94
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%

Advisor Class, Horizon Active Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Advisor Class
Trading Symbol	AIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$58.48	1.18%

Expenses Paid, Amount	$ 58.48
Expense Ratio, Percent	1.18%
Net Assets	$ 266,440,497
Holdings Count | shares	26
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%

Institutional Class, Horizon Active Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Institutional Class
Trading Symbol	AIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$46.11	0.93%

Expenses Paid, Amount	$ 46.11
Expense Ratio, Percent	0.93%
Net Assets	$ 266,440,497
Holdings Count | shares	26
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%

Investor Class, Horizon Active Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Investor Class
Trading Symbol	AIMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51.08	1.03%

Expenses Paid, Amount	$ 51.08
Expense Ratio, Percent	1.03%
Net Assets	$ 266,440,497
Holdings Count | shares	26
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%

Investor Class, Horizon Equity Premium Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Investor Class
Trading Symbol	HNDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54.00	1.09%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.09%
Net Assets	$ 122,948,879
Holdings Count | shares	202
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$122,948,879
Number of Portfolio Holdings	202
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	30.1%
Financials	15.5%
Communications	11.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Industrials	8.5%
Consumer Staples	7.4%
Energy	3.2%
Utilities	2.8%
Cash & Other	2.1%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%

Advisor Class, Horizon Equity Premium Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Advisor Class
Trading Symbol	HADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$61.41	1.24%

Expenses Paid, Amount	$ 61.41
Expense Ratio, Percent	1.24%
Net Assets	$ 122,948,879
Holdings Count | shares	202
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$122,948,879
Number of Portfolio Holdings	202
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	30.1%
Financials	15.5%
Communications	11.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Industrials	8.5%
Consumer Staples	7.4%
Energy	3.2%
Utilities	2.8%
Cash & Other	2.1%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%

Investor Class, Horizon Defined Risk Fund
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Investor Class
Trading Symbol	HNDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51.21	1.02%

Expenses Paid, Amount	$ 51.21
Expense Ratio, Percent	1.02%
Net Assets	$ 764,654,287
Holdings Count | shares	521
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$764,654,287
Number of Portfolio Holdings	521
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	31.2%
Financials	14.7%
Communications	10.7%
Consumer Discretionary	10.1%
Health Care	9.6%
Industrials	8.4%
Consumer Staples	5.9%
Cash & Other	3.8%
Energy	3.1%
Utilities	2.5%
100.0%
Type of Security	% of Total Investments
Common Stocks	97.6%
Short-Term Investments	1.4%
Purchased Put Options	1.0%
100.0%

Advisor Class, Horizon Defined Risk Fund
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Advisor Class
Trading Symbol	HADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$58.72	1.17%

Expenses Paid, Amount	$ 58.72
Expense Ratio, Percent	1.17%
Net Assets	$ 764,654,287
Holdings Count | shares	521
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$764,654,287
Number of Portfolio Holdings	521
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	31.2%
Financials	14.7%
Communications	10.7%
Consumer Discretionary	10.1%
Health Care	9.6%
Industrials	8.4%
Consumer Staples	5.9%
Cash & Other	3.8%
Energy	3.1%
Utilities	2.5%
100.0%
Type of Security	% of Total Investments
Common Stocks	97.6%
Short-Term Investments	1.4%
Purchased Put Options	1.0%
100.0%

Advisor Class, Horizon Multi-Factor U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Advisor Class
Trading Symbol	USRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$57.97	1.17%

Expenses Paid, Amount	$ 57.97
Expense Ratio, Percent	1.17%
Net Assets	$ 618,402,704
Holdings Count | shares	159
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$618,402,704
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	51%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	24.4%
Financials	19.6%
Communications	12.8%
Health Care	11.5%
Consumer Staples	9.7%
Industrials	6.6%
Consumer Discretionary	4.9%
Cash & Other	4.6%
Utilities	3.0%
Energy	2.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%

Investor Class, Horizon Multi-Factor U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	USRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$50.53	1.06%

Expenses Paid, Amount	$ 50.53
Expense Ratio, Percent	1.06%
Net Assets	$ 618,402,704
Holdings Count | shares	159
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$618,402,704
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	51%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	24.4%
Financials	19.6%
Communications	12.8%
Health Care	11.5%
Consumer Staples	9.7%
Industrials	6.6%
Consumer Discretionary	4.9%
Cash & Other	4.6%
Utilities	3.0%
Energy	2.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%

Advisor Class, Horizon Defensive Core Fund
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Advisor Class
Trading Symbol	HESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$50.34	1.06%

Expenses Paid, Amount	$ 50.34
Expense Ratio, Percent	1.06%
Net Assets	$ 472,896,858
Holdings Count | shares	300
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$472,896,858
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	175%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	29.3%
Cash & Other	13.5%
Financials	12.0%
Communications	11.6%
Consumer Discretionary	10.5%
Health Care	7.5%
Consumer Staples	6.1%
Industrials	5.4%
Utilities	2.1%
Real Estate	2.0%
100.0%
Type of Security	% of Total Investments
Common Stocks	90.1%
Investment Companies	9.6%
Short-Term Investments	0.3%
100.0%

Investor Class, Horizon Defensive Core Fund
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Investor Class
Trading Symbol	HESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$43.23	0.91%

Expenses Paid, Amount	$ 43.23
Expense Ratio, Percent	0.91%
Net Assets	$ 472,896,858
Holdings Count | shares	300
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$472,896,858
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	175%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	29.3%
Cash & Other	13.5%
Financials	12.0%
Communications	11.6%
Consumer Discretionary	10.5%
Health Care	7.5%
Consumer Staples	6.1%
Industrials	5.4%
Utilities	2.1%
Real Estate	2.0%
100.0%
Type of Security	% of Total Investments
Common Stocks	90.1%
Investment Companies	9.6%
Short-Term Investments	0.3%
100.0%

Investor Class, Horizon Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Investor Class
Trading Symbol	HTFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$42.02	0.86%

Expenses Paid, Amount	$ 42.02
Expense Ratio, Percent	0.86%
Net Assets	$ 175,874,885
Holdings Count | shares	10
Investment Company, Portfolio Turnover	328.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$175,874,885
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	328%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	80.0%
Short-Term Investments	20.0%
100.0%

Advisor Class, Horizon Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	HTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$49.33	1.01%

Expenses Paid, Amount	$ 49.33
Expense Ratio, Percent	1.01%
Net Assets	$ 175,874,885
Holdings Count | shares	10
Investment Company, Portfolio Turnover	328.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$175,874,885
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	328%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	80.0%
Short-Term Investments	20.0%
100.0%

Investor Class, Horizon Multi-Factor Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Investor Class
Trading Symbol	HSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$50.53	1.06%

Expenses Paid, Amount	$ 50.53
Expense Ratio, Percent	1.06%
Net Assets	$ 455,267,783
Holdings Count | shares	308
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$455,267,783
Number of Portfolio Holdings	308
Portfolio Turnover Rate (%)	89%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Financials	22.5%
Industrials	15.4%
Consumer Discretionary	14.0%
Health Care	10.4%
Technology	8.6%
Consumer Staples	7.7%
Real Estate	6.9%
Materials	6.3%
Cash & Other	4.3%
Energy	3.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%

Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Advisor Class
Trading Symbol	HSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$57.66	1.21%

Expenses Paid, Amount	$ 57.66
Expense Ratio, Percent	1.21%
Net Assets	$ 455,267,783
Holdings Count | shares	308
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$455,267,783
Number of Portfolio Holdings	308
Portfolio Turnover Rate (%)	89%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Financials	22.5%
Industrials	15.4%
Consumer Discretionary	14.0%
Health Care	10.4%
Technology	8.6%
Consumer Staples	7.7%
Real Estate	6.9%
Materials	6.3%
Cash & Other	4.3%
Energy	3.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%

Horizon Expedition Plus ETF
Shareholder Report [Line Items]
Fund Name	Horizon Expedition Plus ETF
Trading Symbol	HBTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/hbta-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF[1]	$29.34	0.85%

Expenses Paid, Amount	$ 29.34
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 30,356,781
Holdings Count | shares	205
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$30,356,781
Number of Portfolio Holdings	205
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.5%
Purchased Put Options	0.4%
Short-Term Investments	0.1%
100.0%

Horizon Landmark ETF
Shareholder Report [Line Items]
Fund Name	Horizon Landmark ETF
Trading Symbol	BENJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/benj-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF[1]	$14.34	0.40%

Expenses Paid, Amount	$ 14.34
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 38,521,532
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2025)
Net Assets ($)	$38,521,532
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Purchased Call Options	43.8%
Purchased Put Options	55.2%
Short-Term Investments	1.0%
100.0%